UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
           --------------------------------------------------
Address:    65 East 55th Street, 21st Floor
           --------------------------------------------------
            New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11124
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:      Managing Partner
           --------------------------------------------------
Phone:      212-610-2101
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Steinhardt                New York, NY            2/14/2006
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        39
                                               -------------

Form 13F Information Table Value Total:        $380,632
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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                                                                                                                   VOTING AUTHORITY
                  NAME OF         TITLE                      VALUE     SHRS OR   SH/   PUT/  INVESTMENT  OTHER
                  ISSUER        OF CLASS        CUSIP      (X $1000)   PRN AMT   PRN   CALL  DISCRETION MANA-GERS SOLE SHARED NONE
----------------------------- --------------  ---------- ------------  --------- ----- ----- ---------- --------- ---- ------ -----

AFFORDABLE RESIDENTIAL CMTYS       COM         008273104      1,191    125,000   SH             SOLE             125,000
AIR PRODS & CHEMS INC              COM         009158106      5,818     98,300   SH             SOLE              98,300
AMERICAN EXPRESS CO                COM         025816109      5,146    100,000   SH             SOLE             100,000
AMERICAN INTL GROUP INC            COM         026874107     23,881    350,000   SH             SOLE             350,000
BALL CORP                          COM         058498106      5,958    150,000   SH             SOLE             150,000
BANK OF AMERICA CORPORATION        COM         060505104     18,460    400,000   SH             SOLE             400,000
BENIHANA INC                       COM         082047101         71      3,100   SH             SOLE               3,100
BOIS D ARC ENERGY INC              COM         09738U103      1,427     90,000   SH             SOLE              90,000
CMS ENERGY CORP                    COM         125896100      5,079    350,000   SH             SOLE             350,000
CARNIVAL CORP                   PAIRED CTF     143658300     13,368    250,000   SH             SOLE             250,000
CHEMTURA CORP                      COM         163893100      5,080    400,000   SH             SOLE             400,000
CHENIERE ENERGY INC              COM NEW       16411R208      7,444    200,000   SH             SOLE             200,000
CHUBB CORP                         COM         171232101     26,942    275,900   SH             SOLE             275,900
CONOCOPHILLIPS                     COM         20825C104      8,727    150,000   SH             SOLE             150,000
CONSTELLATION BRANDS INC           COM         21036P108      7,869    300,000   SH             SOLE             300,000
DOW JONES & CO INC                 COM         260561105      7,098    200,000   SH             SOLE             200,000
EMBRAER-EMPRESA BRASILEIRA D  SP ADR PFD SHS   29081M102     10,166    260,000   SH             SOLE             260,000
EMERSON ELEC CO                    COM         291011104      8,964    120,000   SH             SOLE             120,000
EXXON MOBIL CORP                   COM         30231G102     14,099    251,000   SH             SOLE             251,000
F M C CORP                       COM NEW       302491303      6,380    120,000   SH             SOLE             120,000
FAIRMONT HOTELS RESORTS INC        COM         305204109      9,542    225,000   SH             SOLE             225,000
FIRST REP BK SAN FRANCISCO         COM         336158100      6,410    173,200   SH             SOLE             173,200
FOREST OIL CORP               COM PAR $0.01    346091705     11,848    260,000   SH             SOLE             260,000
LEGG MASON INC                     COM         524901105     15,057    125,800   SH             SOLE             125,800
LOEWS CORP                         COM         540424108     20,981    221,200   SH             SOLE             221,200
LOEWS CORP                         PUT         540424958        336      2,200   SH     PUT     SOLE               2,200
MACQUARIE INFRASTRUCTURE CO     SH BEN INT     55607X108     12,320    400,000   SH             SOLE             400,000
MELLON FINL CORP                   COM         58551A108     17,125    500,000   SH             SOLE             500,000
MILLS CORP                         COM         601148109      5,243    125,000   SH             SOLE             125,000
PATHMARK STORES INC NEW            COM         70322A101      3,996    400,000   SH             SOLE             400,000
TEMPLE INLAND INC                  COM         879868107     15,698    350,000   SH             SOLE             350,000
UNITEDHEALTH GROUP INC             COM         91324P102      6,680    107,500   SH             SOLE             107,500
VIACOM INC NEW                     CL B        925524308     11,410    350,000   SH             SOLE             350,000
WELLPOINT INC                      COM         94973V107      8,546    107,100   SH             SOLE             107,100
ACCENTURE LTD BERMUDA              CL A        G1150G111      8,753    303,200   SH             SOLE             303,200
MAX RE CAPITAL LTD HAMILTON        SHS         G6052F103      4,545    175,000   SH             SOLE             175,000
PLATINUM UNDERWRITERS HLDGS L      COM         G7127P100     10,875    350,000   SH             SOLE             350,000
UBS AG                          NAMEN AKT      H8920M855     19,087    200,600   SH             SOLE             200,600
ROYAL CARIBBEAN CRUISES LTD        COM         V7780T103      9,012    200,000   SH             SOLE             200,000


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